Property, Plant, And Equipment - Net (Tables)	12 Months Ended
Dec. 31, 2023
One Energy Enterprises Inc [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property, Plant, And Equipment - Net
As of December 31, 2023
,
and 2022, property, plant, and equipment - net, consisted of the following (in whole dollars):

	December 31,
	2023	2022
Land	$6,138,507	$5,209,697
Wind turbines and related equipment	64,979,879	55,292,350
Buildings	4,628,544	4,593,296
Equipment and vehicles	2,732,447	2,616,860
Electrical infrastructure	6,577,796	1,001,192
Land improvements	1,068,511	517,567
Office equipment	506,168	387,014
Software	219,000	219,000
Construction in progress	253,641	4,503,468
Less: accumulated depreciation	(20,151,253)	(16,355,767)

Property, plant, and equipment — net	$66,953,240	$57,984,677